Demand Notes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Nov. 24, 2020
Short-Term Debt [Line Items]
FDIC floating rate			2.00%
Private Placement Secured Demand Notes [Member]
Short-Term Debt [Line Items]
Debt instrument, description	Private Placement Notes accrued interest at the rate of 2.00% per annum, based on a 365-day year, compounded daily; provided, however, that if an investor agreed to forego the right to make a demand for payment during the first year after issuance, the interest rate for that year will be 3.00%, and then would revert to the standard 2.00% for following periods. The Company was able to increase and subsequently decrease the interest rate at its discretion, provided the rate would not drop below 2.00% or 3.00% for the first year as applicable.
Gain (Loss) on Extinguishment of Debt	$ 22,089,813
Debt instrument, redemption amount	24,263,964
Private placement notes available to be issued	$ 396,243,001
Private Placement Secured Demand Notes [Member] | Members [Member]
Short-Term Debt [Line Items]
Debt instrument, description	The Company is restricted from making distributions to its members when the value of the real estate held at the Company’s subsidiaries is less than 70% of the value of the outstanding Private Placement Notes. Tax distributions and other distributions that may be legally required are exempted from this condition.
Private Placement Secured Demand Notes [Member] | Foreign Investors [Member]
Short-Term Debt [Line Items]
Private placement secured demand notes	$ 20,261,724	$ 2,242,613
Percentage of secured demand notes held by foreign investors	33.00%	70.00%
Percentage of public demand notes held by foreign investors	94.00%	0.00%
Private Placement Secured Demand Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Notes payable	$ 500,000,000
Public Demand Notes [Member]
Short-Term Debt [Line Items]
Gain (Loss) on Extinguishment of Debt	4,502,770
Debt instrument, redemption amount	10,492,852
Private placement notes available to be issued	484,441,207
Public Demand Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Notes payable			$ 500,000,000
Note One [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Minimum principal amount	10,000
Note Two [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Minimum principal amount	25,000
Note Three [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Minimum principal amount	50,000
Note Four [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Minimum principal amount	100,000
Notes One [Member]
Short-Term Debt [Line Items]
Minimum principal amount	3,500,000
Notes One [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Minimum principal amount	$ 1,500,000
Debt instrument, interest rate	0.10%
Notes One [Member] | Minimum [Member] | Note Holders [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate	1.00%
Notes Two [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate	0.25%
Notes Two [Member] | Minimum [Member] | Note Holders [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate	1.50%
Notes Three [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate	0.50%
Notes Three [Member] | Minimum [Member] | Note Holders [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate	2.00%
Notes Four [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate	1.00%
Public Demand Notes Payable [Member]
Short-Term Debt [Line Items]
Public demand notes payable	$ 7,657,018	$ 0